Business Combination (Details Narrative) - EUDA Health Limited [Member] RM in Millions	Jul. 24, 2021 SGD ($)	Nov. 04, 2020 MYR (RM)	Dec. 01, 2019 USD ($)	Dec. 01, 2019 SGD ($)
Business Acquisition [Line Items]
Total Consideration	$ 1.0		$ 2,748,931
Kent Ridge Hill Private Limited [Member]
Business Acquisition [Line Items]
Ownership equity interest percentage		26.00%	100.00%	100.00%
Total Consideration		RM 2.0	$ 2,700,000	$ 3,700,000
Universal Gateway International Pte. Ltd. [Member]
Business Acquisition [Line Items]
Ownership equity interest percentage			98.30%	98.30%